UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2014

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments:

Putnam RetirementReady Funds
The fund's portfolios
10/31/13 (Unaudited)

Putnam RetirementReady 2055 Fund	Shares	Value
Absolute Return Funds (10.0%)*
Putnam Absolute Return 100 Fund Class Y (AFF)	889	$9,153
Putnam Absolute Return 300 Fund Class Y (AFF)	—	—
Putnam Absolute Return 500 Fund Class Y (AFF)	2,911	33,740
Putnam Absolute Return 700 Fund Class Y (AFF)	9,461	115,424
Total Absolute Return Funds (cost $156,886)		$158,317
Asset Allocation Funds (89.5%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	89,979	1,161,634
Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	15,431	252,919
Total Asset Allocation Funds (cost $1,313,557)		$1,414,553
Fixed Income Funds (0.5%)*
Putnam Money Market Fund Class A (AFF)	7,134	$7,134
Total Fixed Income Funds (cost $7,134)		$7,134
Total Investments (cost $1,477,577)(a)		$1,580,004

*	Percentages indicated are based on net assets of $1,579,682

Putnam RetirementReady 2050 Fund	Shares	Value
Absolute Return Funds (10.3%)*
Putnam Absolute Return 100 Fund Class Y (AFF)	9,656	$99,457
Putnam Absolute Return 300 Fund Class Y (AFF)	—	—
Putnam Absolute Return 500 Fund Class Y (AFF)	21,096	244,504
Putnam Absolute Return 700 Fund Class Y (AFF)	68,574	836,602
Total Absolute Return Funds (cost $1,168,627)		$1,180,563
Asset Allocation Funds (89.3%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	585,339	7,556,725
Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	163,090	2,673,044
Total Asset Allocation Funds (cost $9,311,703)		$10,229,769
Fixed Income Funds (0.4%)*
Putnam Money Market Fund Class A (AFF)	49,433	$49,433
Total Fixed Income Funds (cost $49,433)		$49,433
Total Investments (cost $10,529,763)(a)		$11,459,765

*	Percentages indicated are based on net assets of $11,457,268

Putnam RetirementReady 2045 Fund	Shares	Value
Absolute Return Funds (11.0%)*
Putnam Absolute Return 100 Fund Class Y (AFF)	24,110	$248,335
Putnam Absolute Return 300 Fund Class Y (AFF)	—	—
Putnam Absolute Return 500 Fund Class Y (AFF)	29,626	343,368
Putnam Absolute Return 700 Fund Class Y (AFF)	96,297	1,174,824
Total Absolute Return Funds (cost $1,741,356)		$1,766,527
Asset Allocation Funds (88.6%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	611,142	7,889,844
Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	387,102	6,344,598
Total Asset Allocation Funds (cost $12,724,743)		$14,234,442
Fixed Income Funds (0.4%)*
Putnam Money Market Fund Class A (AFF)	69,896	$69,896
Total Fixed Income Funds (cost $69,896)		$69,896
Total Investments (cost $14,535,995)(a)		$16,070,865

*	Percentages indicated are based on net assets of $16,067,336

Putnam RetirementReady 2040 Fund	Shares	Value
Absolute Return Funds (12.7%)*
Putnam Absolute Return 100 Fund Class Y (AFF)	57,396	$591,174
Putnam Absolute Return 300 Fund Class Y (AFF)	—	—
Putnam Absolute Return 500 Fund Class Y (AFF)	51,295	594,504
Putnam Absolute Return 700 Fund Class Y (AFF)	137,667	1,679,538
Total Absolute Return Funds (cost $2,828,216)		$2,865,216
Asset Allocation Funds (86.9%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	498,367	6,433,916
Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	808,271	13,247,556
Total Asset Allocation Funds (cost $17,584,617)		$19,681,472
Fixed Income Funds (0.4%)*
Putnam Money Market Fund Class A (AFF)	97,582	$97,582
Total Fixed Income Funds (cost $97,582)		$97,582
Total Investments (cost $20,510,415)(a)		$22,644,270

*	Percentages indicated are based on net assets of $22,639,283

Putnam RetirementReady 2035 Fund	Shares	Value
Absolute Return Funds (16.6%)*
Putnam Absolute Return 100 Fund Class Y (AFF)	76,116	$783,995
Putnam Absolute Return 300 Fund Class Y (AFF)	20,228	219,474
Putnam Absolute Return 500 Fund Class Y (AFF)	117,004	1,356,077
Putnam Absolute Return 700 Fund Class Y (AFF)	246,472	3,006,956
Total Absolute Return Funds (cost $5,306,908)		$5,366,502
Asset Allocation Funds (81.4%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	137,147	$1,876,169
Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	179,722	2,320,205
Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	1,350,323	22,131,789
Total Asset Allocation Funds (cost $23,567,675)		$26,328,163
Fixed Income Funds (2.0%)*
Putnam Money Market Fund Class A (AFF)	641,403	$641,403
Total Fixed Income Funds (cost $641,403)		$641,403
Total Investments (cost $29,515,986)(a)		$32,336,068

*	Percentages indicated are based on net assets of $32,329,226

Putnam RetirementReady 2030 Fund	Shares	Value
Absolute Return Funds (23.4%)*
Putnam Absolute Return 100 Fund Class Y (AFF)	128,089	$1,319,316
Putnam Absolute Return 300 Fund Class Y (AFF)	110,171	1,195,353
Putnam Absolute Return 500 Fund Class Y (AFF)	196,755	2,280,390
Putnam Absolute Return 700 Fund Class Y (AFF)	419,543	5,118,423
Total Absolute Return Funds (cost $9,777,285)		$9,913,482
Asset Allocation Funds (73.5%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	864,195	$11,822,190
Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	1,177,351	19,296,784
Total Asset Allocation Funds (cost $28,305,085)		$31,118,974
Fixed Income Funds (3.1%)*
Putnam Money Market Fund Class A (AFF)	1,294,251	$1,294,251
Total Fixed Income Funds (cost $1,294,251)		$1,294,251
Total Investments (cost $39,376,621)(a)		$42,326,707

*	Percentages indicated are based on net assets of $42,316,616

Putnam RetirementReady 2025 Fund	Shares	Value
Absolute Return Funds (32.1%)*
Putnam Absolute Return 100 Fund Class Y (AFF)	183,631	$1,891,400
Putnam Absolute Return 300 Fund Class Y (AFF)	263,453	2,858,469
Putnam Absolute Return 500 Fund Class Y (AFF)	312,968	3,627,302
Putnam Absolute Return 700 Fund Class Y (AFF)	494,931	6,038,154
Total Absolute Return Funds (cost $14,246,938)		$14,415,325
Asset Allocation Funds (63.8%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	1,641,976	$22,462,229
Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	84,563	898,058
Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	323,150	5,296,424
Total Asset Allocation Funds (cost $26,342,221)		$28,656,711
Fixed Income Funds (4.2%)*
Putnam Money Market Fund Class A (AFF)	1,866,722	$1,866,722
Total Fixed Income Funds (cost $1,866,722)		$1,866,722
Total Investments (cost $42,455,881)(a)		$44,938,758

*	Percentages indicated are based on net assets of $44,924,427

Putnam RetirementReady 2020 Fund	Shares	Value
Absolute Return Funds (42.5%)*
Putnam Absolute Return 100 Fund Class Y (AFF)	202,426	$2,084,992
Putnam Absolute Return 300 Fund Class Y (AFF)	373,754	4,055,229
Putnam Absolute Return 500 Fund Class Y (AFF)	509,822	5,908,837
Putnam Absolute Return 700 Fund Class Y (AFF)	354,376	4,323,385
Total Absolute Return Funds (cost $16,197,749)		$16,372,443
Asset Allocation Funds (52.1%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	1,031,670	$14,113,242
Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	561,046	5,958,312
Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	—	—
Total Asset Allocation Funds (cost $18,830,343)		$20,071,554
Fixed Income Funds (5.3%)*
Putnam Money Market Fund Class A (AFF)	2,055,408	$2,055,408
Total Fixed Income Funds (cost $2,055,408)		$2,055,408
Total Investments (cost $37,083,500)(a)		$38,499,405

*	Percentages indicated are based on net assets of $38,491,938

Putnam RetirementReady 2015 Fund	Shares	Value
Absolute Return Funds (54.5%)*
Putnam Absolute Return 100 Fund Class Y (AFF)	193,053	$1,988,445
Putnam Absolute Return 300 Fund Class Y (AFF)	406,405	4,409,493
Putnam Absolute Return 500 Fund Class Y (AFF)	566,239	6,562,709
Putnam Absolute Return 700 Fund Class Y (AFF)	88,575	1,080,614
Total Absolute Return Funds (cost $13,919,475)		$14,041,261
Asset Allocation Funds (39.6%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	178,699	$2,444,597
Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	730,001	7,752,615
Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	—	—
Total Asset Allocation Funds (cost $9,750,524)		$10,197,212
Fixed Income Funds (5.9%)*
Putnam Money Market Fund Class A (AFF)	1,509,337	$1,509,337
Total Fixed Income Funds (cost $1,509,337)		$1,509,337
Total Investments (cost $25,179,336)(a)		$25,747,810

*	Percentages indicated are based on net assets of $25,741,202

Putnam Retirement Income Fund Lifestyle 1	Shares	Value
Absolute Return Funds (59.7%)*
Putnam Absolute Return 100 Fund Class Y (AFF)	211,656	$2,180,053
Putnam Absolute Return 300 Fund Class Y (AFF)	468,755	5,085,993
Putnam Absolute Return 500 Fund Class Y (AFF)	630,618	7,308,867
Putnam Absolute Return 700 Fund Class Y (AFF)	—	—
Total Absolute Return Funds (cost $14,541,538)		$14,574,913
Asset Allocation Funds (34.4%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	791,919	8,410,176
Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	—	—
Total Asset Allocation Funds (cost $8,204,904)		$8,410,176
Fixed Income Funds (5.9%)*
Putnam Money Market Fund Class A (AFF)	1,438,896	$1,438,896
Total Fixed Income Funds (cost $1,438,896)		$1,438,896
Total Investments (cost $24,185,338)(a)		$24,423,985

*	Percentages indicated are based on net assets of $24,417,159
Notes to The fund's portfolio

	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2013 through October 31, 2013 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

(AFF)	Affiliated Company.

(a)	The aggregate identified cost on a tax basis as of the reporting period ended were as follows:

		Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/(depreciation)	Cost for federal income tax purposes
	Putnam RetirementReady 2055 Fund
		$83,974	$(193)	$83,781	$1,496,223
	Putnam RetirementReady 2050 Fund
		516,779	(1,514)	515,265	10,944,500
	Putnam RetirementReady 2045 Fund
		1,091,697	(1,945)	1,089,752	14,981,113
	Putnam RetirementReady 2040 Fund
		1,687,564	(2,701)	1,684,863	20,959,407
	Putnam RetirementReady 2035 Fund
		2,638,619	(6,302)	2,632,317	29,703,751
	Putnam RetirementReady 2030 Fund
		2,937,403	(7,615)	2,929,788	39,396,919
	Putnam RetirementReady 2025 Fund
		2,458,116	(12,797)	2,445,319	42,493,439
	Putnam RetirementReady 2020 Fund
		1,352,607	(12,290)	1,340,317	37,159,088
	Putnam RetirementReady 2015 Fund
		500,038	(11,749)	488,289	25,259,521
	Putnam Retirement Income Fund Lifestyle 1
		177,612	(19,315)	158,297	24,265,688

	Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820).The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements.The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

	Level 1 : Valuations based on quoted prices for identical securities in active markets.

	Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

	The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Investments in Securities
	Fund	Level 1	Level 2	Level 3	Total
	Putnam RetirementReady 2055 Fund	$1,580,004	$—	$—	$1,580,004
	Putnam RetirementReady 2050 Fund	11,459,765	—	—	11,459,765
	Putnam RetirementReady 2045 Fund	16,070,865	—	—	16,070,865
	Putnam RetirementReady 2040 Fund	22,644,270	—	—	22,644,270
	Putnam RetirementReady 2035 Fund	32,336,068	—	—	32,336,068
	Putnam RetirementReady 2030 Fund	42,326,707	—	—	42,326,707
	Putnam RetirementReady 2025 Fund	44,938,758	—	—	44,938,758
	Putnam RetirementReady 2020 Fund	38,499,405	—	—	38,499,405
	Putnam RetirementReady 2015 Fund	25,747,810	—	—	25,747,810
	Putnam Retirement Income Fund Lifestyle 1	24,423,985	—	—	24,423,985

	Affiliated transactions

	Transactions during the reporting period with a company which is under common ownership or control, or companies in which the fund owned at least 5% of the voting securities, were as follows:

	Putnam RetirementReady 2055 Fund
	Affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
	Putnam Absolute Return 100 Fund Class Y	$7,289	$3,715	$1,892	$—	$—	$9,153
	Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
	Putnam Absolute Return 500 Fund Class Y	27,119	13,319	6,937	—	—	33,740
	Putnam Absolute Return 700 Fund Class Y	92,847	45,151	23,650	—	—	115,424
	Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y	936,687	400,013	237,672	—	—	1,161,634
	Putnam Dynamic Asset Allocation Growth Fund Class Y	203,763	87,464	50,522	—	—	252,919
	Putnam Money Market Fund Class A	5,664	3,720	2,250	—	—	7,134
	Totals	$1,273,369	$553,382	$322,923	$—	$—	$1,580,004

	Putnam RetirementReady 2050 Fund
	Affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
	Putnam Absolute Return 100 Fund Class Y	$81,348	$35,010	$17,367	$—	$—	$99,457
	Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
	Putnam Absolute Return 500 Fund Class Y	227,035	60,736	45,001	—	—	244,504
	Putnam Absolute Return 700 Fund Class Y	777,314	204,922	153,414	—	—	836,602
	Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y	7,342,040	1,531,139	1,748,910	—	—	7,556,725
	Putnam Dynamic Asset Allocation Growth Fund Class Y	2,186,715	801,488	447,425	—	—	2,673,044
	Putnam Money Market Fund Class A	46,061	19,932	16,560	1	—	49,433
	Totals	$10,660,513	$2,653,227	$2,428,677	$1	$—	$ 11,459,765

	Putnam RetirementReady 2045 Fund
	Affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
	Putnam Absolute Return 100 Fund Class Y	$212,159	$64,018	$28,998	$—	$—	$248,335
	Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
	Putnam Absolute Return 500 Fund Class Y	315,766	66,981	41,768	—	—	343,368
	Putnam Absolute Return 700 Fund Class Y	1,081,104	225,409	142,391	—	—	1,174,824
	Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y	7,794,908	1,228,754	1,578,308	—	—	7,889,844
	Putnam Dynamic Asset Allocation Growth Fund Class Y	5,339,962	1,396,090	701,155	—	—	6,344,598
	Putnam Money Market Fund Class A	64,019	23,613	17,735	2	—	69,896
	Totals	$14,807,918	$3,004,865	$2,510,355	$2	$—	$ 16,070,865

	Putnam RetirementReady 2040 Fund
	Affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
	Putnam Absolute Return 100 Fund Class Y	$500,119	$149,415	$61,126	$—	$—	$591,174
	Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
	Putnam Absolute Return 500 Fund Class Y	487,262	162,540	59,662	—	—	594,504
	Putnam Absolute Return 700 Fund Class Y	1,529,279	313,438	178,832	—	—	1,679,538
	Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y	7,000,287	958,734	1,903,169	—	—	6,433,916
	Putnam Dynamic Asset Allocation Growth Fund Class Y	11,310,365	2,596,321	1,318,668	—	—	13,247,556
	Putnam Money Market Fund Class A	89,421	33,210	25,049	2	—	97,582
	Totals	$20,916,733	$4,213,658	$3,546,506	$2	$—	$ 22,644,270

	Putnam RetirementReady 2035 Fund
	Affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
	Putnam Absolute Return 100 Fund Class Y	$722,223	$125,738	$67,700	$—	$—	$783,995
	Putnam Absolute Return 300 Fund Class Y	116,099	117,618	14,926	—	—	219,474
	Putnam Absolute Return 500 Fund Class Y	1,172,814	285,845	112,414	—	—	1,356,077
	Putnam Absolute Return 700 Fund Class Y	2,650,259	578,751	250,542	—	—	3,006,956
	Putnam Dynamic Asset Allocation Balanced Fund Class Y	1,141,040	795,450	130,198	4,964	—	1,876,169
	Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y	3,197,732	322,431	1,345,954	—	—	2,320,205
	Putnam Dynamic Asset Allocation Growth Fund Class Y	20,609,473	2,418,663	2,020,857	—	—	22,131,789
	Putnam Money Market Fund Class A	506,659	204,783	70,039	14	—	641,403
	Totals	$30,116,299	$4,849,279	$4,012,630	$4,978	$—	$ 32,336,068

	Putnam RetirementReady 2030 Fund
	Affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
	Putnam Absolute Return 100 Fund Class Y	$1,145,225	$295,491	$127,613	$—	$—	$1,319,316
	Putnam Absolute Return 300 Fund Class Y	882,116	411,185	101,398	—	—	1,195,353
	Putnam Absolute Return 500 Fund Class Y	2,053,158	435,136	224,227	—	—	2,280,390
	Putnam Absolute Return 700 Fund Class Y	4,590,799	979,138	499,659	—	—	5,118,423
	Putnam Dynamic Asset Allocation Balanced Fund Class Y	8,607,927	3,726,589	960,166	37,502	—	11,822,190
	Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y	21,178,362	2,739,358	5,641,306	—	—	19,296,784
	Putnam Money Market Fund Class A	1,126,522	318,737	151,008	31	—	1,294,251
	Totals	$39,584,109	$8,905,634	$7,705,377	$37,533	$—	$ 42,326,707

	Putnam RetirementReady 2025 Fund
	Affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
	Putnam Absolute Return 100 Fund Class Y	$1,651,807	$341,941	$111,299	$—	$—	$1,891,400
	Putnam Absolute Return 300 Fund Class Y	2,364,828	648,934	163,342	—	—	2,858,469
	Putnam Absolute Return 500 Fund Class Y	3,102,118	707,745	209,021	—	—	3,627,302
	Putnam Absolute Return 700 Fund Class Y	5,684,199	662,075	364,017	—	—	6,038,154
	Putnam Dynamic Asset Allocation Balanced Fund Class Y	20,139,619	2,749,036	1,293,296	87,071	—	22,462,229
	Putnam Dynamic Asset Allocation Conservative Fund Class Y	423,051	492,564	39,599	2,848	—	898,058
	Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y	7,586,221	563,418	3,150,988	—	—	5,296,424
	Putnam Money Market Fund Class A	1,631,772	366,909	131,960	44	—	1,866,722
	Totals	$42,583,615	$6,532,622	$5,463,522	$89,963	$—	$ 44,938,758

	Putnam RetirementReady 2020 Fund
	Affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
	Putnam Absolute Return 100 Fund Class Y	$1,862,908	$341,260	$128,993	$—	$—	$2,084,992
	Putnam Absolute Return 300 Fund Class Y	3,563,325	727,865	247,050	—	—	4,055,229
	Putnam Absolute Return 500 Fund Class Y	4,909,116	1,299,462	342,713	—	—	5,908,837
	Putnam Absolute Return 700 Fund Class Y	4,492,246	405,729	612,419	—	—	4,323,385
	Putnam Dynamic Asset Allocation Balanced Fund Class Y	15,568,340	1,419,299	3,427,913	66,838	—	14,113,242
	Putnam Dynamic Asset Allocation Conservative Fund Class Y	4,440,471	1,683,417	316,833	24,098	—	5,958,312
	Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y	—	—	—	—	—	—
	Putnam Money Market Fund Class A	1,843,122	366,913	154,627	49	—	2,055,408
	Totals	$36,679,528	$6,243,945	$5,230,548	$90,985	$—	$ 38,499,405

	Putnam RetirementReady 2015 Fund
	Affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
	Putnam Absolute Return 100 Fund Class Y	$1,775,767	$385,418	$182,081	$—	$—	$1,988,445
	Putnam Absolute Return 300 Fund Class Y	3,865,788	929,388	398,139	—	—	4,409,493
	Putnam Absolute Return 500 Fund Class Y	5,909,177	1,203,871	597,123	—	—	6,562,709
	Putnam Absolute Return 700 Fund Class Y	1,483,843	138,200	549,504	—	—	1,080,614
	Putnam Dynamic Asset Allocation Balanced Fund Class Y	3,668,380	339,765	1,663,125	15,635	—	2,444,597
	Putnam Dynamic Asset Allocation Conservative Fund Class Y	6,924,648	1,321,998	693,977	34,900	—	7,752,615
	Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y	—	—	—	—	—	—
	Putnam Money Market Fund Class A	1,466,160	206,903	163,726	38	—	1,509,337
	Totals	$25,093,763	$4,525,543	$4,247,675	$50,573	$—	$ 25,747,810

	Putnam Retirement Income Fund Lifestyle 1
	Affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period
	Putnam Absolute Return 100 Fund Class Y	$2,138,822	$298,581	$268,046	$—	$—	$2,180,053
	Putnam Absolute Return 300 Fund Class Y	5,013,807	683,216	625,441	—	—	5,085,993
	Putnam Absolute Return 500 Fund Class Y	7,236,108	914,702	893,487	—	—	7,308,867
	Putnam Absolute Return 700 Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y	8,275,855	1,057,286	1,149,111	41,150	—	8,410,176
	Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y	—	—	—	—	—	—
	Putnam Money Market Fund Class A	1,415,529	212,529	189,162	37	—	1,438,896
	Totals	$24,080,121	$3,166,314	$3,125,247	$41,187	$—	$ 24,423,985

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 27, 2013